UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	August 31
Date of reporting period:	August 31, 2025

Tuttle Capital Daily 2X Inverse Regional Banks ETF

ITEM 1.(a). Reports to Stockholders.

Tuttle Capital Daily 2X Inverse Regional Banks ETF Tailored Shareholder Report

Annual Shareholder Report August 31, 2025 Tuttle Capital Daily 2X Inverse Regional Banks ETF Ticker: SKRE (Listed on the NASDAQ Stock Market®)

This annual shareholder report contains important information about the Tuttle Capital Daily 2X Inverse Regional Banks ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.shortregionalbanks.com/fund-info. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital Daily 2X Inverse Regional Banks ETF	$59	0.75%

How did the Fund perform?

For the period September 1, 2024 to August 31, 2025, the Tuttle Capital Daily 2X Inverse Regional Banks ETF (the “Fund”) declined 41.69%, while the S&P 500® Index gained 15.88%.

What key factors affected the Fund’s performance?

The Fund seeks daily investment results that correspond to two times the inverse (-2x) of the daily performance of the SPDR® S&P® Regional Banking ETF (“KRE”). Over the reporting period, regional bank stocks moved higher, reflecting resilience in credit quality and relief from stabilization in interest rates.

Expectations of easing financial conditions, improved loan growth, and stronger-than-expected earnings from regional banks supported KRE. As KRE advanced, the Fund delivered losses consistent with its mandate to provide -2x the daily return of KRE.

While the Fund tracked KRE as intended on a daily basis, the strong relative performance of the broad equity market compounded the divergence versus the S&P 500® Index. The contrast between a -41.69% decline in the Fund and a +15.88% gain for the S&P 500® Index underscores the risks of inverse leveraged exposure during periods of strength in the underlying sector.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Tuttle Capital Daily 2X Inverse Regional Banks ETF - $3,943
S&P 500® Index - $14,041
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
1/4/2024*
2/29/2024
8/31/2024
2/28/2025
8/31/2025

*	Inception

Annual Performance

	One Year	Average Annual Total Return Since Inception
Tuttle Capital Daily 2X Inverse Regional Banks ETF	-41.69%	-42.90%
S&P 500® Index	15.88%	22.68%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit www.shortregionalbanks.com/fund-info for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Tuttle Capital Daily 2X Inverse Regional Banks ETF Tailored Shareholder Report

Market Exposure

Total Return Swap Contracts          -200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Portfolio Composition
Cash	120.86%
Derivatives	-26.99%
Other Assets Net of Liabilities	6.13%

Key Fund Statistics

(as of August 31, 2025)

Fund Net Assets	$3,342,270
Number of Holdings	2
Total Advisory Fee	$32,787
Portfolio Turnover Rate	0.00%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.shortregionalbanks.com/fund-info.

What did the Fund invest in?

(% of Net Assets as of August 31, 2025)

ITEM 1.(b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500 for 2025 and $13,500 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2025 and $3,300 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Year Ended August 31, 2025

TUTTLE CAPITAL
DAILY 2X INVERSE REGIONAL BANKS ETF

FINANCIAL STATEMENTS | august 31, 2025

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Schedule of InvestmentsAugust 31, 2025

See Notes to Financial Statements

Other Assets, Net of Liabilities - 100.00%(a)	$3,342,270
TOTAL NET ASSETS - 100.00%	$3,342,270

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	SPDR® S&P® Regional Banking ETF	Pay	OBFR01(b) -100bps	Monthly	12/4/2025	$(3,824,343)	$(713,024)
Clear Street Derivatives, LLC.	SPDR® S&P® Regional Banking ETF	Pay	OBFR01(b) -97bps	Quarterly	12/8/2026	(2,860,756)	(188,958)
TOTAL RETURN SWAP CONTRACTS						$(6,685,099)	$(901,982)

(a)Includes cash which is being held as collateral for total return swap contracts.

(b)OBFR01 - Overnight Bank Funding Rate, 4.33% as of August 31, 2025.

FINANCIAL STATEMENTS | august 31, 2025

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Statement of Assets and LiabilitiesAugust 31, 2025

See Notes to Financial Statements

ASSETS
Cash collateral held for open total return swap contracts (Note 1)	$4,112,516
Cash	365,891
TOTAL ASSETS	4,478,407

LIABILITIES
Accrued advisory fees (Note 2)	2,410
Due to counterparty on total return swap contracts	231,745
Net unrealized depreciation of total return swap contracts	901,982
TOTAL LIABILITIES	1,136,137
NET ASSETS	$3,342,270

Net Assets Consist of:
Paid-in capital	$9,163,165
Distributable earnings (accumulated deficits)	(5,820,895)
Net Assets	$3,342,270

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	350,000
Net Asset Value and Offering Price Per Share	$9.55

FINANCIAL STATEMENTS | august 31, 2025

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Statement of OperationsYear Ended August 31, 2025

See Notes to Financial Statements

INVESTMENT INCOME
Investment income	$—
Total investment income	—

EXPENSES
Investment advisory fees (Note 2)	32,787
Total expenses	32,787
Net investment income (loss)	(32,787)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on total return swap contracts	(1,215,236)
Net change in unrealized appreciation (depreciation) of total return swap contracts	(587,857)
Total net realized and unrealized gain (loss) on total return swap contracts	(1,803,093)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,835,880)

FINANCIAL STATEMENTS | august 31, 2025

See Notes to Financial Statements

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2025	Period Ended August 31, 2024*
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(32,787)	$(31,407)
Net realized gain (loss) on total return swap contracts	(1,215,236)	(3,488,214)
Net change in unrealized appreciation (depreciation) of total return swap contracts	(587,857)	(314,125)
Increase (decrease) in net assets from operations	(1,835,880)	(3,833,746)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(151,269)	—
Decrease in net assets from distributions	(151,269)	—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares issued	8,502,331	30,353,994
Shares redeemed	(8,413,893)	(21,279,267)
Increase (decrease) in net assets from capital stock transactions	88,438	9,074,727

NET ASSETS
Increase (decrease) during period	(1,898,711)	5,240,981
Beginning of period	5,240,981	—
End of period	$3,342,270	$5,240,981

*The Fund commenced operations on January 4, 2024.

FINANCIAL STATEMENTS | august 31, 2025

See Notes to Financial Statements

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Year Ended August 31, 2025	Period Ended August 31, 2024*

Net asset value, beginning of period	$16.91	$25.00
Investment activities
Net investment income (loss)(1)	(0.10)	(0.12)
Net realized and unrealized gain (loss) of total return swap contracts(2)	(6.84)	(7.97)
Total from investment activities	(6.94)	(8.09)
Distributions
Net investment income	(0.42)	—
Total distributions	(0.42)	—

Net asset value, end of period	$9.55	$16.91

Total Return(3)	(41.69%)	(32.37%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.75%	0.75%
Net investment income (loss)	(0.75%)	(0.75%)
Portfolio turnover rate(5)	0.00%	0.00%
Net assets, end of period (000’s)	$3,342	$5,241

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

*The Fund commenced operations on January 4, 2024.

FINANCIAL STATEMENTS | august 31, 2025

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial StatementsAugust 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Tuttle Capital Daily 2X Inverse Regional Banks ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on January 4, 2024.

The Fund’s investment objective is to seek 200% of the inverse (or opposite) of the daily performance of the SPDR® S&P® Regional Banking ETF.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s CEO is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated

FINANCIAL STATEMENTS | august 31, 2025

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedAugust 31, 2025

day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service, at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | august 31, 2025

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedAugust 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of August 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(901,982)	$—	$(901,982)
	$—	$(901,982)	$—	$(901,982)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type. The Fund held no Level 3 securities at any time during the year ended August 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

FINANCIAL STATEMENTS | august 31, 2025

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedAugust 31, 2025

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the year ended August 31, 2025, such reclassifications were due to the tax treatment of total return swap contracts.

Paid-in Capital	$251,287
Distributable Earnings	(251,287)

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption

FINANCIAL STATEMENTS | august 31, 2025

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedAugust 31, 2025

Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of August 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF	10,000	$250	$95,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking will be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | august 31, 2025

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedAugust 31, 2025

Derivatives

The Fund may enter into total return swaps, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swaps entered into by the Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, the Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. The Fund’s current obligations under the types of swaps that the Fund expects to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account among the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

FINANCIAL STATEMENTS | august 31, 2025

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedAugust 31, 2025

The following table presents the Fund’s gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by the Fund as of August 31, 2025.

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured	$—	$713,024	$(713,024)	$(713,024)	$—
Clear Street Derivatives	—	188,958	(188,958)	(188,958)	—
	$—	$901,982	$(901,982)	$(901,982)	$—

* Statement of Assets and Liabilities location: Net unrealized depreciation of total return swap contracts.

**The actual collateral pledged (received) may be more than the amounts shown.

The average monthly notional amount of the total return swap contracts during the year ended August 31, 2025 was $(8,378,807).

As of August 31, 2025, the Fund was invested in derivative contracts, which are reflected in the Statement of Assets and Liabilities, as follows:

Risk: Equity
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
Derivative Liability
	Net unrealized depreciation of total return swap contracts	$(901,982)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the year ended August 31, 2025, is as follows:

Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) of Derivatives**
$(1,215,236)	$(587,857)

*Statement of Operations location: Net realized gain (loss) on total return swap contracts.

**Statement of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

FINANCIAL STATEMENTS | august 31, 2025

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedAugust 31, 2025

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at a rate of 0.75%.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | august 31, 2025

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Notes to Financial Statements - continuedAugust 31, 2025

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | august 31, 2025

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedAugust 31, 2025

NOTE 3 – INVESTMENTS

During the year ended August 31, 2025, there were no purchases or sales of long term securities, or purchases or sales of in-kind transactions associated with creations and redemptions.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the year ended August 31, 2025, and the period ended August 31, 2024, were as follows:

	Year Ended August 31, 2025	Period Ended August 31, 2024
Distributions paid from:
Ordinary income	$151,269	$—
	$151,269	$—

As of August 31, 2025 the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated net investment income	$4,965
Other accumulated losses	(4,889,211)
Net unrealized appreciation (depreciation)	(936,649)
$(5,820,895)

As of August 31, 2025, the Fund had a capital loss carryforward of $4,889,211, all of which is considered short term. This loss may be carried forward indefinitely.

FINANCIAL STATEMENTS | august 31, 2025

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Notes to Financial Statements - continuedAugust 31, 2025

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$—	$—	$(936,649)	$(936,649)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax treatment of total return swap contracts.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market®, and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Year Ended August 31, 2025	Period Ended August 31, 2024
Shares sold	620,000	1,210,000
Shares redeemed	(580,000)	(900,000)
Net increase (decrease)	40,000	310,000

FINANCIAL STATEMENTS | august 31, 2025

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedAugust 31, 2025

NOTE 6 – RISKS OF INVESTING IN THE FUND

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already noted in these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | august 31, 2025

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Tuttle Capital Daily 2X Inverse Regional Banks ETF and Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tuttle Capital Daily 2X Inverse Regional Banks ETF (the “Fund”), a series of ETF Opportunities Trust, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended August 31, 2025 and for the period January 4, 2024 (commencement of operations) through August 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in net assets and the financial highlights for year ended August 31, 2025 and for the period January 4, 2024 (commencement of operations) through August 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and counterparties. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Tuttle Capital Management, LLC since 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2025

FINANCIAL STATEMENTS | august 31, 2025

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Supplemental Information

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on June 18-19, 2025 (the “Meeting”), the Board considered the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, with respect to the Tuttle Capital Daily 2X Inverse Regional Banks ETF (the “Fund”) and Tuttle Capital Management, LLC (“Tuttle,” or the “Adviser”). The Board reflected on its discussions with the representatives from Tuttle earlier in the Meeting regarding the manner in which the Fund is managed and the roles and responsibilities of Tuttle under the Advisory Agreement.

Counsel to the Trust (“Counsel”) referred the Board to the board materials that included a memorandum from Counsel that addressed the Trustees’ duties when considering the approval of the Advisory Agreement and the response of Tuttle to a request for information from Counsel on behalf of the Board. Counsel noted that the response included information on the personnel of and services provided by Tuttle, an expense comparison analysis for the Fund and comparable ETFs, and the Advisory Agreement. Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Tuttle; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits to be realized by Tuttle from the relationship with the Fund; (iv) the extent to which economies

FINANCIAL STATEMENTS | august 31, 2025

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Supplemental Information - continued

of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) information regarding the services and support provided by Tuttle to the Fund and its shareholders; (ii) presentations by management of Tuttle addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Fund; (iii) information pertaining to the compliance structure of Tuttle; (iv) disclosure information contained in the Fund’s registration statement and the firm’s Form ADV and/or the policies and procedures of the firm; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Tuttle, including financial information, personnel and the services provided by Tuttle to the Fund, the firm’s compliance program, current legal matters, and other general information; (ii) the Fund’s expenses and comparative expense information for other ETFs with strategies similar to the Fund prepared by an independent third party; (iii) the effect of size on the Fund performance and expenses; and (iv) benefits to be realized by Tuttle from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services provided by Tuttle.

In this regard, the Board considered the responsibilities of Tuttle under the Advisory Agreement. The Board reviewed the services provided by Tuttle to the Fund, Tuttle’s processes for assuring compliance with the Fund’s investment objectives and limitations; Tuttle’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Tuttle for the Fund among the service providers; and the anticipated efforts of Tuttle

FINANCIAL STATEMENTS | august 31, 2025

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Supplemental Information - continued

to promote the Fund and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Tuttle; the education and experience of the firm’s personnel; and information provided regarding the firm’s compliance program and policies and procedures. After reviewing the foregoing and further information from Tuttle, the Board concluded that the quality, extent, and nature of the services provided by Tuttle, was satisfactory and adequate for the Fund.

The investment performance of Tuttle.

The Board reviewed the Fund’s performance. In considering the investment performance of the Fund, the Trustees compared the performance of the Fund with the performance of its benchmark index, the S&P Regional Banks Select Industry TR Index, funds in its Morningstar category, Trading – Inverse Equity (“Category”), and a peer group selected from its Category (“Peer Group”). The Trustees noted that the Fund underperformed the S&P Regional Banks Select Industry TR Index and the median of funds in its Category but matched the performance of the median of funds in its Peer Group for the one-year period ended March 31, 2025. The Trustees also considered Tuttle’s experience in managing swap-based ETFs. After a detailed discussion of the Fund’s performance, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Fund was satisfactory.

The costs of services to be provided and profits realized by Tuttle from the relationship with the Fund.

In this regard, the Board considered the financial condition of Tuttle and the level of commitment to the Fund by Tuttle. The Board also considered the assets and expenses of the Fund, including the nature and frequency of advisory payments. The Trustees noted the information on profitability provided by Tuttle. The Trustees considered the unitary fee structure of the Advisory Agreement. The Board compared the unitary fee of the Fund to the fees of funds in the Category and Peer Group. The Trustees noted that the gross and net expense ratio and gross advisory fee of the Fund were lower than the median of the Peer Group and the Category, while the net advisory fee of the Fund was lower than the median of the Category and equal to the median of the Peer Group. The Trustees acknowledged Tuttle’s representation that the advisory fees are appropriate and competitively priced for an actively managed fund that requires unique services such as those provided by Tuttle. The Trustees also noted that Tuttle does not manage any separate accounts with strategies similar to those of

FINANCIAL STATEMENTS | august 31, 2025

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Supplemental Information - continued

the Fund. After further consideration, the Board concluded that the profitability and fees paid to Tuttle were within an acceptable range in light of the services to be rendered by Tuttle.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

The Trustees considered that the Fund is not of sufficient size to achieve economies of scale. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Code of Ethics and other relevant policies of Tuttle. The Board noted that Tuttle had represented that has not and does not anticipate utilizing soft dollars or commission recapture with regard to the Fund. The Board also considered potential benefits for Tuttle in managing the Fund. Following further consideration and discussion, the Board concluded that the standards and practices of Tuttle relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Tuttle from managing the Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the renewal of the Advisory Agreement for another one-year period.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: November 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: November 5, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: November 5, 2025

* Print the name and title of each signing officer under his or her signature.